19. Property, Plant and Equipment (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Depreciation		R$ (7,791,147)	R$ (7,581,128)
Property, Plant and Equipment, Impairment		(1,921)	(494,023)
Projects
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost		4,397,211
Property, Plant and Equipment, Depreciation		(61,602)
Property, Plant and Equipment, Impairment		(1,215,344)
Property, Plant and Equipment, Value in use		3,120,265	4,397,211
Projects | HPP Colíder
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	[1]	2,217,391
Property, Plant and Equipment, Depreciation	[1]	(1,859)
Property, Plant and Equipment, Impairment	[1]	(683,021)
Property, Plant and Equipment, Value in use	[1]	1,532,511	2,217,391
Projects | Wind power complex Cutia
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	[1]	1,083,474
Property, Plant and Equipment, Depreciation	[1]	0
Property, Plant and Equipment, Impairment	[1]	(224,510)
Property, Plant and Equipment, Value in use	[1]	858,964	1,083,474
Projects | Wind power complex Bento Miguel
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	[1]	217,121
Property, Plant and Equipment, Depreciation	[1]	0
Property, Plant and Equipment, Impairment	[1]	(98,231)
Property, Plant and Equipment, Value in use	[1]	118,890	217,121
Projects | Consórcio Tapajós
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	[2]	14,464
Property, Plant and Equipment, Depreciation	[2]	0
Property, Plant and Equipment, Impairment	[2]	(14,464)
Property, Plant and Equipment, Value in use	[2]	0	14,464
Projects | Power plants in Paraná
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	[1]	864,761
Property, Plant and Equipment, Depreciation	[1]	(59,743)
Property, Plant and Equipment, Impairment	[1]	(195,118)
Property, Plant and Equipment, Value in use	[1]	R$ 609,900	R$ 864,761

[1]	Under construction.
[2]	Project under development.